BORROWINGS (Short-term Narrative) (Details)		Dec. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term Debt [Line Items]
Short-term loans interest rate		4.43%		3.64%	3.64%
Short-term bank borrowings		¥ 7,103,399,191		¥ 6,204,440,312
Amount of short-term bank borrowings guaranteed or collateralized		5,031,545,925
Debt Instrument, Face Amount					$ 6,000,000	¥ 300,000,000	¥ 800,000,000
Debt Instrument, Collateral Amount		53,700,000
Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		385,443,557
Land use rights [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		131,554,095
Buildings [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		252,501,133
Certain equipments [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		1,859,527,145
Inventories [Member]
Short-term Debt [Line Items]
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value		171,665,538
Loans denominated and repayable in USD [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		2,263,243,803
Loans denominated and repayable in JPY [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		296,502,436
Loan Two [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		50,000,000
Loan Five [Member] | Inventories [Member] | Collateral Pledged [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		28,070,488
Guaranteed by affiliate [Member] | Loan Five [Member] | Building and Equipment [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		2,114,146,848
Guaranteed by affiliate [Member] | Loan Six [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		1,833,207,324
Guaranteed by affiliate [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		506,356,628
Guaranteed by affiliate [Member] | Loan Seven [Member] | Inventories [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		165,460,628
Jiangxi Jinko [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		20,000,000
Debt Instrument, Face Amount			¥ 1,150,000,000
Jiangxi Jinko [Member] | The ExportImport Bank of China [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		1,047,850,696
Jiangxi Jinko [Member] | Loan Three [Member] | Collateral Pledged [Member] | Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		150,000,000
Jiangxi Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		¥ 941,249,834
Jiangxi Jinko [Member] | Guaranteed by affiliate [Member] | Loan One [Member]
Short-term Debt [Line Items]
Short-term loans interest rate		4.52%
Jiangxi Jinko [Member] | Bank Deposit Guaranteed [Member] | Loan Four [Member] | Collateral Pledged [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		¥ 33,972,840
Jiangxi Jinko, Jiangxi Import Export [Member] | Guaranteed by affiliate [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		50,000,000
JinkoSolar Holding [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		645,197,721
JinkoSolar Holding [Member] | Guaranteed by affiliate [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		100,000,000
JinkoSolar Holding and Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		165,396,174
JinkoSolar Holding and Zhejiang Jinko [Member] | Guaranteed by affiliate [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		138,000,000
JinkoSolar Holding and Jinko Technology [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		108,999,900
Jiangxi Jinko and Zhejiang Trading [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		10,000,000
Zhejiang Jinko And Jiangxi Heji [Member] | Guaranteed by affiliate [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		1,047,850,696
Xiande Li And Kangping Chen [Member] | Guaranteed by affiliate [Member] | Loan Seven [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		249,000,000
Zhejiang Jinko [Member] | Loan Three [Member] | Collateral Pledged [Member] | Trade Accounts Receivable [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		159,000,000
Zhejiang Jinko [Member] | Guaranteed by affiliate [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		792,153,720
Zhejiang Jinko [Member] | Bank Deposit Guaranteed [Member] | Loan Four [Member] | Collateral Pledged [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		102,358,400
Credit Loans [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	[1]	944,028,904
Letter of Credit [Member]
Short-term Debt [Line Items]
Short-term bank borrowings	[1]	818,824,362
Letter of Credit [Member] | Bank Deposit Guaranteed [Member]
Short-term Debt [Line Items]
Short-term bank borrowings		¥ 131,624,362

[1]	As of December 31, 2018, the Group had short-term bank borrowings of RMB1,253,028,904 credit loans and RMB818,824,362 letter of credit loan (including RMB131,624,362 credit loans collateralized by the bank deposits of Jinko Malaysia). The remaining short-term bank borrowings of RMB5,031,545,925 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following: